American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
November 30, 2020

American Century Focused Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.8%
Raytheon Technologies Corp.	34,232	2,455,119
Airlines — 1.6%
Southwest Airlines Co.	46,627	2,160,695
Banks — 4.5%
JPMorgan Chase & Co.	35,354	4,167,529
Truist Financial Corp.	41,830	1,941,749
		6,109,278
Beverages — 4.2%
Diageo plc, ADR	13,997	2,168,835
PepsiCo, Inc.	25,173	3,630,702
		5,799,537
Building Products — 1.7%
Johnson Controls International plc	50,429	2,321,751
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	102,178	3,997,203
Commercial Services and Supplies — 1.4%
Republic Services, Inc.	20,429	1,975,893
Communications Equipment — 4.8%
Cisco Systems, Inc.	96,432	4,148,505
F5 Networks, Inc.(1)	14,620	2,380,282
		6,528,787
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	2,118	562,604
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(1)	28,140	6,441,527
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	76,584	4,626,440
Electric Utilities — 3.8%
Duke Energy Corp.	27,593	2,556,768
Pinnacle West Capital Corp.	32,918	2,694,338
		5,251,106
Electrical Equipment — 6.8%
ABB Ltd., ADR	63,170	1,663,898
Emerson Electric Co.	74,744	5,741,834
Hubbell, Inc.	11,521	1,861,678
		9,267,410
Electronic Equipment, Instruments and Components — 1.5%
TE Connectivity Ltd.	17,427	1,986,155
Entertainment — 2.2%
Walt Disney Co. (The)	20,429	3,023,696
Food and Staples Retailing — 1.9%
Walmart, Inc.	16,846	2,573,900
Food Products — 3.6%
Mondelez International, Inc., Class A	86,598	4,975,055
Gas Utilities — 3.2%
Atmos Energy Corp.	45,683	4,380,543
Health Care Equipment and Supplies — 9.9%
Becton Dickinson and Co.	13,916	3,268,033

Hologic, Inc.(1)	19,963	1,380,042
Medtronic plc	61,417	6,983,113
Zimmer Biomet Holdings, Inc.	12,780	1,905,754
		13,536,942
Health Care Technology — 1.9%
Cerner Corp.	34,564	2,586,770
Household Products — 2.1%
Colgate-Palmolive Co.	17,718	1,517,370
Procter & Gamble Co. (The)	9,291	1,290,241
		2,807,611
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	8,850	1,804,692
Insurance — 9.3%
Aflac, Inc.	74,454	3,270,764
Chubb Ltd.	25,755	3,807,362
Marsh & McLennan Cos., Inc.	29,715	3,406,528
Reinsurance Group of America, Inc.	19,507	2,248,767
		12,733,421
Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	35,629	3,106,136
TOTAL SE, ADR	66,232	2,791,017
		5,897,153
Personal Products — 4.2%
Unilever plc, ADR	93,080	5,683,465
Pharmaceuticals — 9.0%
Johnson & Johnson	53,388	7,724,176
Novartis AG, ADR	49,827	4,525,786
		12,249,962
Road and Rail — 0.5%
Union Pacific Corp.	3,646	744,076
Semiconductors and Semiconductor Equipment — 2.6%
Texas Instruments, Inc.	21,641	3,489,611
TOTAL COMMON STOCKS (Cost $120,914,752)		135,970,402
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $423,350)	423,350	423,350
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $121,338,102)		136,393,752
OTHER ASSETS AND LIABILITIES — 0.2%		277,631
TOTAL NET ASSETS — 100.0%		$136,671,383

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.